Accumulated Other Comprehensive Income (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized loss on available for sale securities	$ (127.1)	(5,661.0)	(183.3)
Foreign currency translation reserve	(1.2)	(51.5)	(15.4)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ (128.3)	(5,712.5)	(198.7)